Results for the year - Segment information - Business segments - Key figures (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net sales	kr 309,064	kr 290,403	kr 232,261
Cost of goods sold	(58,788)	(44,522)	(35,765)
Sales and distribution costs	(64,310)	(62,101)	(56,743)
Research and development costs	(52,039)	(48,062)	(32,443)
Administrative costs	(5,969)	(5,276)	(4,855)
Other operating income and expenses	(300)	(2,103)	119
Operating profit	kr 127,658	kr 128,339	kr 102,574
Operating margin (as a percent)	41.30%	44.20%	44.20%
Depreciation and amortisation expenses	kr (14,666)	kr (8,545)	kr (7,289)
Impairment losses and reversals	(7,316)	(10,562)	(2,124)
Total depreciation, amortisation, impairment losses and reversals	(21,982)	(19,107)	(9,413)
Obesity and Diabetes care
Disclosure of operating segments [line items]
Net sales	289,456	271,764	215,098
Obesity and Diabetes care | Operating segments
Disclosure of operating segments [line items]
Net sales	289,456	271,764	215,098
Cost of goods sold	(51,998)	(37,760)	(30,483)
Sales and distribution costs	(60,274)	(57,840)	(52,477)
Research and development costs	(44,891)	(41,490)	(28,073)
Administrative costs	(5,580)	(4,881)	(4,435)
Other operating income and expenses	(267)	(2,074)	(7)
Operating profit	kr 126,446	kr 127,719	kr 99,623
Operating margin (as a percent)	43.70%	47.00%	46.30%
Depreciation and amortisation expenses	kr (13,063)	kr (7,104)	kr (6,042)
Impairment losses and reversals	(6,143)	(9,262)	(2,153)
Total depreciation, amortisation, impairment losses and reversals	(19,206)	(16,366)	(8,195)
Rare disease
Disclosure of operating segments [line items]
Net sales	19,608	18,639	17,163
Rare disease | Operating segments
Disclosure of operating segments [line items]
Net sales	19,608	18,639	17,163
Cost of goods sold	(6,790)	(6,762)	(5,282)
Sales and distribution costs	(4,036)	(4,261)	(4,266)
Research and development costs	(7,148)	(6,572)	(4,370)
Administrative costs	(389)	(395)	(420)
Other operating income and expenses	(33)	(29)	126
Operating profit	kr 1,212	kr 620	kr 2,951
Operating margin (as a percent)	6.20%	3.30%	17.20%
Depreciation and amortisation expenses	kr (1,603)	kr (1,441)	kr (1,247)
Impairment losses and reversals	(1,173)	(1,300)	29
Total depreciation, amortisation, impairment losses and reversals	kr (2,776)	kr (2,741)	kr (1,218)